Revenues - Revenue allocated to remaining performance obligation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue
Deferred revenues related to upfront franchise fees which are expected to be recognized as revenues over the remaining contract periods	¥ 539,518	¥ 420,421
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation [true false]	true
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Minimum
Revenue
Remaining contract period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Maximum
Revenue
Remaining contract period	20 years